Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Profit	€ 107.7	€ 129.7
Adjustments for:
Exceptional items	49.9	11.7
Purchases, fair value measurement, assets	0.0	5.7
Share based payment expense and related employer payroll tax expense	11.1	9.5
Depreciation and amortization	50.0	33.6
Loss on disposal of property, plant and equipment	0.2	0.1
Finance costs	51.5	38.8
Finance income	(3.5)	(2.7)
Taxation	41.2	39.2
Operating cash flow before changes in working capital, provisions and net of acquisitions	308.1	265.6
Increase in inventories	(49.8)	(50.8)
Decrease/(Increase) in trade and other receivables	16.2	(51.0)
Decrease in trade and other payables	(66.8)	(14.3)
Increase in employee benefits and other provisions	4.3	0.0
Cash generated from operations before tax and exceptional items	212.0	149.5
Cash flows relating to exceptional items	(7.6)	(28.2)
Tax paid	(28.9)	(10.6)
Net cash generated from operating activities	175.5	110.7
Cash flows from investing activities
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	0.0	(465.1)
Contingent consideration for purchase of Lutosa brand	(1.5)	0.0
Purchase of property, plant and equipment	(26.4)	(17.8)
Purchase of intangibles	(3.0)	(3.1)
Purchase of investments	(25.0)	0.0
Cash used in investing activities	(55.9)	(486.0)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	353.7	0.1
Share issuance costs	(11.1)	0.0
Payments related to shares withheld for taxes	(0.9)	0.0
Issuance of new loan principal	1.7	354.8
Repayments of loan principal	(22.0)	(5.9)
Payments of lease liabilities, classified as financing activities	16.0	0.0
Cash paid related to factored receivables	(2.3)	0.0
Proceeds on settlement of derivatives	2.2	(1.0)
Payment of financing fees	0.0	(2.5)
Interest paid	(33.1)	(30.6)
Interest received	1.9	0.2
Net cash provided by financing activities	274.1	315.1
Net increase in cash and cash equivalents	393.7	(60.2)
Cash and cash equivalents at beginning of period	327.6	219.2
Effect of exchange rate fluctuations	0.2	(2.1)
Cash and cash equivalents at end of period	€ 721.5	€ 156.9